OTHER EXPENSE (INCOME)	6 Months Ended
Jun. 30, 2018
Other Operating Income (Expense) [Abstract]
OTHER EXPENSE (INCOME)
OTHER EXPENSE
A)    Other Expense (Income)

	For the three months ended June 30		For the six months ended June 30
	2018	2017	2018	2017
Other expense:
Bank charges	$7	$6	$14	$11
Bulyanhulu reduced operations program cost[1]	9	—	17	—
Insurance payment to Porgera JV	13	—	13	—
Litigation	(1)	8	26	10
Miscellaneous write-offs	3	15	4	10
Acacia - Other	4	4	5	9
Other	9	9	18	3
Total other expense	$44	$42	$97	$43
Other income:
Gain on sale of long-lived assets[2]	($2)	($880)	($48)	($877)
Other	(4)	(1)	(10)	(3)
Total other income	($6)	($881)	($58)	($880)
Total	$38	($839)	$39	($837)

[1]	Primarily consists of severance, contractor and inventory write-down costs.

[2]	Primarily consists of a gain related to the sale of a non-core royalty asset at Acacia.

B)    Impairment (Reversals) Charges

	For the three months ended June 30		For the six months ended June 30
	2018	2017	2018	2017
Impairment (reversals) of non-current assets	$35	($5)	$37	($1,130)
Impairment of intangibles	24	—	24	—
Total	$59	($5)	$61	($1,130)

C)    Loss on Currency Translation

	For the three months ended June 30		For the six months ended June 30
	2018	2017	2018	2017
Currency translation losses released as a result of the disposal and reorganization of entities	$—	$—	$—	$11
Foreign currency translation losses	75	32	90	24
Total	$75	$32	$90	$35

In the second quarter of 2018, we noted that inflation in Argentina was accelerating and may be considered to be hyperinflationary. Our accounting for Veladero will be unaffected by this situation as it has a US dollar functional currency.